Offerings - Offering: 1	Aug. 05, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value
Amount Registered | shares	2,500,000
Proposed Maximum Offering Price per Unit	138.725
Maximum Aggregate Offering Price	$ 346,812,500.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 53,096.99
Offering Note	(1) Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the Securities Act), this Registration Statement on Form S-8 shall also cover any additional shares of common stock, $0.0001 par value (Common Stock), of Align Technology, Inc. (the Registrant) that may become issuable under the Align Technology, Inc. 2005 Incentive Plan (the 2005 Plan) by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration which results in an increase in the number of outstanding shares of Common Stock of the Registrant. (2) Represents shares of Common Stock that were added to the shares authorized for issuance under the 2005 Plan on May 21, 2025 pursuant to stockholder approval of an amendment to the 2005 Plan. (3) Estimated in accordance with Rules 457(c) and (h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of the average of the high and low prices of the Common Stock as reported on The Nasdaq Global Select Market on July 31, 2025.